Covered Assets Aging Analysis of Non-Credit Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	$ 373,455	$ 491,592
Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	228,843	292,421
Loans and Leases Receivable, Covered Loans, Current	212,210
Loans and Leases Receivable, Covered Loans, 30 Days	2,189
Loans and Leases Receivable, Covered Loans, 60 Days	4,567
Loans and Leases Receivable, Covered Assets, 90 Days	9,877
Loans and Leases Receivable, Covered Assets, Past Due	16,633
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	7.27%
Acquired Non Impaired Assets [Member] | Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	35,676
Loans and Leases Receivable, Covered Loans, Current	32,601
Loans and Leases Receivable, Covered Loans, 30 Days	2,075
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,000
Loans and Leases Receivable, Covered Assets, Past Due	3,075
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	8.62%
Acquired Non Impaired Assets [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	90
Loans and Leases Receivable, Covered Loans, Current	90
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Acquired Non Impaired Assets [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	0
Loans and Leases Receivable, Covered Loans, Current	0
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Acquired Non Impaired Assets [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	11,430
Loans and Leases Receivable, Covered Loans, Current	9,922
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,508
Loans and Leases Receivable, Covered Assets, Past Due	1,508
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	13.19%
Acquired Non Impaired Assets [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	498
Loans and Leases Receivable, Covered Loans, Current	385
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	113
Loans and Leases Receivable, Covered Assets, Past Due	113
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	22.69%
Acquired Non Impaired Assets [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	27,645
Loans and Leases Receivable, Covered Loans, Current	26,137
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,508
Loans and Leases Receivable, Covered Assets, Past Due	1,508
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	5.45%
Acquired Non Impaired Assets [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	121,592
Loans and Leases Receivable, Covered Loans, Current	115,206
Loans and Leases Receivable, Covered Loans, 30 Days	17
Loans and Leases Receivable, Covered Loans, 60 Days	4,447
Loans and Leases Receivable, Covered Assets, 90 Days	1,922
Loans and Leases Receivable, Covered Assets, Past Due	6,386
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	5.25%
Acquired Non Impaired Assets [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	13,023
Loans and Leases Receivable, Covered Loans, Current	9,513
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	69
Loans and Leases Receivable, Covered Assets, 90 Days	3,441
Loans and Leases Receivable, Covered Assets, Past Due	3,510
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	26.95%
Acquired Non Impaired Assets [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	17,971
Loans and Leases Receivable, Covered Loans, Current	17,440
Loans and Leases Receivable, Covered Loans, 30 Days	97
Loans and Leases Receivable, Covered Loans, 60 Days	50
Loans and Leases Receivable, Covered Assets, 90 Days	384
Loans and Leases Receivable, Covered Assets, Past Due	531
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	2.95%
Acquired Non Impaired Assets [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	918
Loans and Leases Receivable, Covered Loans, Current	916
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	1
Loans and Leases Receivable, Covered Assets, 90 Days	1
Loans and Leases Receivable, Covered Assets, Past Due	$ 2
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	0.22%